Summary of Significant Accounting Policies - Class A Common Stock Subject to Possible Redemption (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 13, 2020
Temporary Equity [Line Items]
Gross proceeds		$ 230,000,000
Amount allocated to Public Warrants		(6,727,500)
Class A common stock issuance costs		(10,110,406)
Accretion of carrying value to redemption value		16,837,906
Class A common stock subject to possible redemption	$ 230,000,000	$ 230,000,000			$ 230,000,000	$ 230,000,000	$ 230,000,000	$ 230,000,000
Shares subject to possible redemption	23,000,000	23,000,000
Class A common stock
Temporary Equity [Line Items]
Gross proceeds	$ 230,000,000
Amount allocated to Public Warrants	(6,727,500)
Class A common stock issuance costs	(10,110,406)
Accretion of carrying value to redemption value	16,837,906
Class A common stock subject to possible redemption	$ 230,000,000		$ 230,000,000	$ 230,000,000
Shares subject to possible redemption		23,000,000